Property, Plant and Equipment - Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,292	$ 1,213
Total accumulated depreciation	(737)	(732)
Property, plant and equipment, net	555	481
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	42	38
Building and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	364	347
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	172	141
Machinery, equipment and office furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 714	$ 687